Average Annual Total Returns{- Strategic Advisers® Income Opportunities Fund} - 02.28 Strategic Advisers Income Opportunities Fund PRO-10 - Strategic Advisers® Income Opportunities Fund	Strategic Advisers Income Opportunities Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Income Opportunities Fund-Default Return Before Taxes Past 5 years	Strategic Advisers Income Opportunities Fund-Default Return Before Taxes Past 10 years	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions Past 10 years	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Income Opportunities Fund-Default After Taxes on Distributions and Sales Past 10 years	ML038 Past 1 year	ML038 Past 5 years	ML038 Past 10 years
Total	5.72%	5.90%	6.28%	3.57%	3.66%	3.81%	3.36%	3.53%	3.75%	5.35%	6.08%	6.71%